REVOLVING CREDIT FACILITY (Details) - Revolving Credit Facility - Vimeo Credit Facility - Vimeo Inc. - USD ($)	3 Months Ended
	Mar. 31, 2021	Feb. 12, 2021
Revolving Credit Facility [Line Items]
Maximum borrowing capacity		$ 100,000,000
Annual commitment fee (in basis points)	0.20%
Covenant term, minimum liquidity requirement	$ 50,000,000.0
Covenant term, leverage ratio (no more than)	5.5
Covenant term, leverage ratio limiting ability to pay dividends, make distributions, or repurchase stock (no more than)	4.0
Borrowings outstanding under the credit facility	$ 0